Exploration and Evaluation Interests - Other Properties (Details)				12 Months Ended
	Oct. 18, 2022 CAD ($) installment property	Jun. 01, 2022 CAD ($)	Oct. 02, 2020 CAD ($)	Dec. 31, 2024 CAD ($) property shares	Dec. 31, 2023 CAD ($) shares	Sep. 23, 2022 CAD ($)
Exploration And Evaluation Interests [Line Items]
Percentage of net smelter return royalty			1.00%
Number of properties acquired | property	3
Number of days over which volume weighted average trading price is calculated	20 days
Barrick
Exploration And Evaluation Interests [Line Items]
Cash consideration			$ 17,500,000			$ 17,500,000
Barrick | Maximum
Exploration And Evaluation Interests [Line Items]
Percentage of net smelter return royalty			2.00%
Sofia Property | TDG Gold Corp
Exploration And Evaluation Interests [Line Items]
Number of shares acquired in consideration for sale of property | shares				8,000,000
Other Properties
Exploration And Evaluation Interests [Line Items]
Percentage of ownership		100.00%
Percentage of net smelter return royalty		2.00%		2.00%
Consideration for SNR repurchased				$ 2,000,000
Consideration transferred, acquisition-date fair value	$ 3,000,000
Number of equal cash installments | installment	6
Cash consideration payable per installment	$ 250,000
Equity consideration payable per installment	$ 250,000
Number of property subject to NSR Royalty | property				1
Period of right of purchase interest				120 days
Cash consideration				$ 500,000	$ 750,000
Acquisition of exploration and evaluation interests (shares) | shares				61,415	110,221
Other Properties | Minimum
Exploration And Evaluation Interests [Line Items]
Consideration for SNR repurchased		$ 1,000,000
Other Properties | Maximum
Exploration And Evaluation Interests [Line Items]
Consideration for SNR repurchased		$ 6,000,000